Notes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Notes Payable [Abstract]
Schedule of Notes Payable	Notes payable as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Vehicle loans	$389,226	$230,235
6% Amortizing promissory note	562,411	465,805
6% Subordinated promissory notes	500,000	-
Purchase and sale of future revenues loan	1,807,800	-
20% OID subordinated promissory notes	3,125,000	-
Total notes payable	6,384,437	-
Less: debt discounts	(3,534,561)	-
Total notes payable, net	$2,849,876	$696,040

Current portion of notes payable, net	$2,575,730	$551,210
Notes payable, net of current portion	$274,146	$144,830

Schedule of Estimated Future Minimum Principal Payments of Notes Payable	Estimated future minimum principal payments of notes payable for the next five years consists of the following as of December 31, 2023:
Year Ending December 31,	Amount
2024	$6,110,291
2025	105,068
2026	75,485
2027	62,699
2028	30,894
Total payments	$6,384,437